United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: 2025-11-30

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond Fund

Class A Shares | TLRAX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$95	0.93%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$9,548	$10,000	$10,000	$10,000
11/30/2016	$9,850	$10,217	$10,309	$10,230
11/30/2017	$10,227	$10,546	$10,715	$10,595
11/30/2018	$10,021	$10,404	$10,569	$10,436
11/30/2019	$11,018	$11,527	$11,715	$11,512
11/30/2020	$11,951	$12,366	$12,577	$12,406
11/30/2021	$11,990	$12,224	$12,490	$12,321
11/30/2022	$10,520	$10,654	$10,897	$10,689
11/30/2023	$10,553	$10,780	$11,109	$10,848
11/30/2024	$11,254	$11,521	$11,946	$11,653
11/30/2025	$11,845	$12,178	$12,666	$12,321

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	0.51%	(1.09)%	1.71%
Class A Shares without sales load	5.26%	(0.18)%	2.18%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$15,296,135,284
  Number of Investments1,081
  Portfolio Turnover45%
  Total Advisory Fees Paid$39,917,950

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q820

28142-A (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class C Shares | TLRCX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$146	1.43%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,264	$10,217	$10,309	$10,230
11/30/2017	$10,602	$10,546	$10,715	$10,595
11/30/2018	$10,336	$10,404	$10,569	$10,436
11/30/2019	$11,307	$11,527	$11,715	$11,512
11/30/2020	$12,204	$12,366	$12,577	$12,406
11/30/2021	$12,182	$12,224	$12,490	$12,321
11/30/2022	$10,635	$10,654	$10,897	$10,689
11/30/2023	$10,605	$10,780	$11,109	$10,848
11/30/2024	$11,309	$11,521	$11,946	$11,653
11/30/2025	$11,903	$12,178	$12,666	$12,321

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	3.73%	(0.67)%	1.76%
Class C Shares without sales load	4.73%	(0.67)%	1.76%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$15,296,135,284
  Number of Investments1,081
  Portfolio Turnover45%
  Total Advisory Fees Paid$39,917,950

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q796

28142-B (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Institutional Shares | FTRBX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.38%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,374	$10,217	$10,309	$10,230
11/30/2017	$10,829	$10,546	$10,715	$10,595
11/30/2018	$10,670	$10,404	$10,569	$10,436
11/30/2019	$11,796	$11,527	$11,715	$11,512
11/30/2020	$12,864	$12,366	$12,577	$12,406
11/30/2021	$12,988	$12,224	$12,490	$12,321
11/30/2022	$11,448	$10,654	$10,897	$10,689
11/30/2023	$11,548	$10,780	$11,109	$10,848
11/30/2024	$12,382	$11,521	$11,946	$11,653
11/30/2025	$13,105	$12,178	$12,666	$12,321

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.83%	0.37%	2.74%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$15,296,135,284
  Number of Investments1,081
  Portfolio Turnover45%
  Total Advisory Fees Paid$39,917,950

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q101

28142-D (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R Shares | FTRKX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$114	1.11%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class R Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,299	$10,217	$10,309	$10,230
11/30/2017	$10,674	$10,546	$10,715	$10,595
11/30/2018	$10,442	$10,404	$10,569	$10,436
11/30/2019	$11,462	$11,527	$11,715	$11,512
11/30/2020	$12,410	$12,366	$12,577	$12,406
11/30/2021	$12,427	$12,224	$12,490	$12,321
11/30/2022	$10,884	$10,654	$10,897	$10,689
11/30/2023	$10,888	$10,780	$11,109	$10,848
11/30/2024	$11,602	$11,521	$11,946	$11,653
11/30/2025	$12,190	$12,178	$12,666	$12,321

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	5.06%	(0.36)%	2.00%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$15,296,135,284
  Number of Investments1,081
  Portfolio Turnover45%
  Total Advisory Fees Paid$39,917,950

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q770

28142-C (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R6 Shares | FTRLX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.37%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,375	$10,217	$10,309	$10,230
11/30/2017	$10,821	$10,546	$10,715	$10,595
11/30/2018	$10,673	$10,404	$10,569	$10,436
11/30/2019	$11,800	$11,527	$11,715	$11,512
11/30/2020	$12,871	$12,366	$12,577	$12,406
11/30/2021	$12,985	$12,224	$12,490	$12,321
11/30/2022	$11,445	$10,654	$10,897	$10,689
11/30/2023	$11,545	$10,780	$11,109	$10,848
11/30/2024	$12,394	$11,521	$11,946	$11,653
11/30/2025	$13,105	$12,178	$12,666	$12,321

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	5.73%	0.36%	2.74%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$15,296,135,284
  Number of Investments1,081
  Portfolio Turnover45%
  Total Advisory Fees Paid$39,917,950

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q739

28142-F (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Service Shares | FTRFX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$70	0.68%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,343	$10,217	$10,309	$10,230
11/30/2017	$10,765	$10,546	$10,715	$10,595
11/30/2018	$10,575	$10,404	$10,569	$10,436
11/30/2019	$11,656	$11,527	$11,715	$11,512
11/30/2020	$12,674	$12,366	$12,577	$12,406
11/30/2021	$12,746	$12,224	$12,490	$12,321
11/30/2022	$11,211	$10,654	$10,897	$10,689
11/30/2023	$11,275	$10,780	$11,109	$10,848
11/30/2024	$12,054	$11,521	$11,946	$11,653
11/30/2025	$12,719	$12,178	$12,666	$12,321

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.52%	0.07%	2.43%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$15,296,135,284
  Number of Investments1,081
  Portfolio Turnover45%
  Total Advisory Fees Paid$39,917,950

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q507

28142-E (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $83,632

Fiscal year ended 2024 - $119,685

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,683 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $523,661

Fiscal year ended 2024 - $240,955

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	A | TLRAX	C | TLRCX	R | FTRKX	Institutional | FTRBX
	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025
Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—34.3%
		U.S. Treasury Bonds—7.0%
$ 4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	$ 3,126,501
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	8,871,892
215,000		United States Treasury Bond, 2.500%, 2/15/2045	155,776
250,000		United States Treasury Bond, 2.500%, 2/15/2046	178,261
350,000		United States Treasury Bond, 2.500%, 5/15/2046	248,798
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	6,578,051
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	7,126,950
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	1,827,222
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	7,663,534
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	1,640,356
800,000		United States Treasury Bond, 3.000%, 11/15/2045	625,809
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	1,543,161
850,000		United States Treasury Bond, 3.000%, 8/15/2048	645,754
950,000		United States Treasury Bond, 3.125%, 8/15/2044	768,733
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	2,505,568
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	2,646,349
69,000,000		United States Treasury Bond, 3.875%, 2/15/2043	63,331,284
406,385,000		United States Treasury Bond, 4.125%, 8/15/2053	370,574,354
421,570,000		United States Treasury Bond, 4.250%, 2/15/2054	392,654,092
7,890,000		United States Treasury Bond, 4.250%, 8/15/2054	7,348,850
30,000,000		United States Treasury Bond, 4.375%, 8/15/2043	29,246,379
3,100,000		United States Treasury Bond, 4.500%, 2/15/2036	3,237,065
5,000,000		United States Treasury Bond, 4.625%, 5/15/2054	4,957,429
72,000,000		United States Treasury Bond, 4.625%, 2/15/2055	71,409,283
50,000,000		United States Treasury Bond, 4.625%, 11/15/2055	49,632,815
5,000,000		United States Treasury Bond, 4.750%, 5/15/2055	5,060,905
22,000,000		United States Treasury Bond, 4.750%, 8/15/2055	22,275,161
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	5,242,088
		TOTAL	1,071,122,420
		U.S. Treasury Inflation-Protected Notes—3.0%
344,795		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	257,083
304,439,616		U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	307,916,560
156,773,200		U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	158,110,319
		TOTAL	466,283,962
		U.S. Treasury Notes—24.3%
12,000,000	[1]	United States Treasury Note, 0.375%, 7/31/2027	11,391,067
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	9,834,434
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,173,858
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,416,949
700,000		United States Treasury Note, 1.125%, 2/28/2027	679,192
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	949,198
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,536,271
37,000,000		United States Treasury Note, 1.500%, 1/31/2027	36,113,236
270,000		United States Treasury Note, 1.625%, 5/15/2026	267,370
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	21,221,624
49,063,000	[1]	United States Treasury Note, 1.875%, 2/28/2027	48,043,461
180,000		United States Treasury Note, 2.375%, 5/15/2027	176,998
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 23,300,000		United States Treasury Note, 2.375%, 3/31/2029	$ 22,462,656
100,000		United States Treasury Note, 2.375%, 5/15/2029	96,281
130,000		United States Treasury Note, 2.625%, 2/15/2029	126,507
4,800,000	[1]	United States Treasury Note, 2.750%, 2/15/2028	4,724,565
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	54,569,374
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	32,470,058
30,000,000		United States Treasury Note, 3.500%, 9/30/2027	29,991,345
50,000,000		United States Treasury Note, 3.500%, 1/31/2028	50,000,080
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	10,001,318
22,500,000		United States Treasury Note, 3.500%, 9/30/2029	22,460,209
37,250,000		United States Treasury Note, 3.625%, 5/31/2028	37,369,215
50,000,000		United States Treasury Note, 3.625%, 9/30/2030	50,059,725
70,000,000		United States Treasury Note, 3.625%, 10/31/2030	70,073,409
13,000,000		United States Treasury Note, 3.625%, 9/30/2031	12,955,651
7,500,000		United States Treasury Note, 3.750%, 6/30/2027	7,523,738
10,325,000		United States Treasury Note, 3.750%, 5/15/2028	10,388,917
268,000,000		United States Treasury Note, 3.750%, 8/31/2031	268,928,513
126,000,000		United States Treasury Note, 3.875%, 3/15/2028	127,083,298
17,550,000		United States Treasury Note, 3.875%, 7/15/2028	17,715,902
3,690,000		United States Treasury Note, 3.875%, 4/30/2030	3,734,884
11,500,000		United States Treasury Note, 3.875%, 6/30/2030	11,639,196
19,130,000		United States Treasury Note, 4.000%, 2/28/2030	19,452,059
33,000,000		United States Treasury Note, 4.000%, 3/31/2030	33,559,970
1,085,000,000		United States Treasury Note, 4.000%, 11/15/2035	1,083,135,210
165,000,000		United States Treasury Note, 4.125%, 11/15/2027	166,906,542
145,000,000		United States Treasury Note, 4.125%, 10/31/2029	148,005,633
42,000,000		United States Treasury Note, 4.125%, 11/30/2029	42,881,987
104,820,000		United States Treasury Note, 4.125%, 7/31/2031	107,214,047
739,000,000		United States Treasury Note, 4.125%, 10/31/2031	755,644,866
9,000,000		United States Treasury Note, 4.125%, 3/31/2032	9,196,649
5,000,000		United States Treasury Note, 4.250%, 6/30/2029	5,119,531
240,800,000	[1]	United States Treasury Note, 4.250%, 11/15/2034	246,247,016
10,500,000		United States Treasury Note, 4.250%, 5/15/2035	10,718,195
72,500,000		United States Treasury Note, 4.375%, 12/31/2029	74,724,706
12,000,000		United States Treasury Note, 4.375%, 1/31/2032	12,428,364
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,151,627
2,500,000		United States Treasury Note, 4.625%, 9/30/2030	2,611,968
		TOTAL	3,711,176,869
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,231,917,737)	5,248,583,251
		CORPORATE BONDS—23.5%
		Auto Receivables—0.0%
500,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	430,048
		Basic Industry - Chemicals—0.1%
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,495,029
800,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	679,410
900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	915,900
		TOTAL	10,090,339
		Basic Industry - Metals & Mining—0.3%
8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	8,303,709
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$ 2,600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	$ 2,663,043
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,757,315
400,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 3.150%, 1/15/2051	261,986
250,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 5.125%, 2/2/2033	251,066
10,330,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,732,193
1,830,000	[2]	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,849,204
6,692,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,622,917
3,344,000	[2]	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,298,164
500,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	555,358
200,000		OCP S.A., Sr. Unsecd. Note, REGS, 6.750%, 5/2/2034	215,383
193,264		Samarco Mineracao S.A., Sr. Secd. Note, REGS, 9.500%, 6/30/2031	194,054
11,460		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	11,507
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,593,266
8,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	8,333,994
200,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	193,403
200,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 10.875%, 9/17/2029	208,148
220,000		Volcan Compania Minera S.A.A., Sr. Secd. Note, 144A, 8.500%, 10/28/2032	223,960
		TOTAL	52,268,670
		Basic Industry - Paper—0.1%
10,775,000	[2]	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	10,933,165
400,000		Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	412,997
		TOTAL	11,346,162
		Capital Goods - Aerospace & Defense—0.9%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,634,353
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	7,094,408
10,000,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	10,436,504
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,999,721
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,563,949
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	7,213,921
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,690,060
3,935,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	4,377,570
7,455,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	8,502,285
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,860,123
200,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	197,251
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,931,503
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,036,246
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,889,604
6,900,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,894,949
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,381,963
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	9,268,613
6,645,000		Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	6,945,344
12,333,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,871,542
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,696,630
		TOTAL	144,486,539
		Capital Goods - Building Materials—0.1%
6,532,000	[2]	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,467,267
2,305,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,536,642
		TOTAL	9,003,909
		Capital Goods - Construction Machinery—0.1%
3,200,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,379,456
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—continued
$ 69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	$ 73,224
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	214,466
7,570,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,284,484
2,924,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,891,173
6,015,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN1, 5.050%, 6/12/2034	6,255,915
		TOTAL	20,098,718
		Capital Goods - Diversified Manufacturing—0.2%
4,180,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,782,711
3,940,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,928,903
2,845,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,982,667
2,655,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,703,450
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,717,799
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,558,944
6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	6,351,506
		TOTAL	33,025,980
		Capital Goods - Environmental—0.2%
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,391,647
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	5,141,638
5,000,000	[2]	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,727,526
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,942,185
6,470,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	6,754,992
		TOTAL	25,957,988
		Capital Goods - Packaging—0.0%
6,205,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,200,505
		Communications - Cable & Satellite—0.4%
8,000,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	6,152,566
10,195,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,698,658
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,829,445
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	4,038,399
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	333,234
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,946,336
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	351,421
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,397,597
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	557,773
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,568,727
8,765,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	8,085,610
10,076,000		Comcast Corp., Sr. Unsecd. Note, 144A, 5.168%, 1/15/2037	10,066,924
3,000,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,120,489
5,262,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	4,666,855
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	975,922
		TOTAL	57,789,956
		Communications - Media & Entertainment—0.5%
4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	4,183,438
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,878,370
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,776,594
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	7,078,592
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,825,617
10,930,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	11,052,703
11,505,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	11,138,302
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 10,000,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	$ 10,223,593
7,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,364,700
8,445,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,421,678
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,370,512
	TOTAL	74,314,099
	Communications - Telecom Wireless—0.6%
8,180,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,722,176
9,100,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	9,319,674
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,454,119
5,090,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,677,348
4,705,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,163,270
4,000,000	American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,207,877
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,647,409
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,698,827
64,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	63,863
1,917,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,906,436
4,608,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,478,952
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,502,747
5,610,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,581,250
13,445,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	13,808,356
4,095,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,065,506
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,182,571
10,335,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	10,201,376
	TOTAL	96,681,757
	Communications - Telecom Wirelines—0.6%
8,590,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,856,272
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,869,201
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,378,878
14,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.700%, 8/15/2030	14,583,074
10,225,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	10,194,860
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,034,726
4,550,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,959,305
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,592,389
200,000	Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	210,977
7,995,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,334,024
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	678,695
4,090,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,340,416
6,607,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	6,558,272
10,620,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	10,638,493
8,775,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	8,863,413
1,522,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	930,797
	TOTAL	84,023,792
	Consumer Cyclical - Automotive—0.4%
7,595,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,443,693
2,285,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,169,510
5,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	5,205,738
3,855,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	4,036,860
10,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,496,851
260,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	252,658
2,210,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,253,818
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	$ 2,469,945
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,674,692
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,613,651
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,908,031
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,467,827
2,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	2,605,290
		TOTAL	68,598,564
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,735,697
8,235,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,574,657
12,340,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,875,716
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,962,777
9,000,000		Home Depot, Inc., 5.300%, 6/25/2054	8,805,607
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,511,054
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,682,044
6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	6,434,431
		TOTAL	55,581,983
		Consumer Cyclical - Services—0.3%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,383,972
14,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.100%, 5/12/2051	9,681,306
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,987,290
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,649,160
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,284,187
4,475,000	[2]	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	4,717,980
6,320,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,357,275
3,325,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	3,325,569
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,264,163
		TOTAL	45,650,902
		Consumer Non-Cyclical - Food/Beverage—1.1%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	869,718
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,305,472
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,435,867
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,386,927
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,224,143
10,550,000		Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	11,036,467
200,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	194,099
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,598,704
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,219,137
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,505,599
9,125,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	9,257,769
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,036,003
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,216,239
2,125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,162,910
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,337,274
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,631,472
10,580,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	10,694,283
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	974,791
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,322,552
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,890,685
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,105,259
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 9,675,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	$ 10,013,509
10,210,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	10,414,895
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,385,163
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	8,039,119
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,528,928
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,339,010
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,727,145
6,830,000	[2]	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,692,866
9,843,000		The Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	9,279,958
10,005,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	10,588,958
		TOTAL	169,414,921
		Consumer Non-Cyclical - Health Care—0.7%
9,950,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	9,937,844
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,882,965
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,969,697
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,836,586
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,622,009
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,920,172
53,404		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	53,444
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	870,651
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,627,918
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,297,351
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,529,930
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	5,031,932
8,605,000	[2]	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,729,027
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,067,824
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	741,665
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	11,050,571
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,342,453
10,000,000		Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,911,421
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,904,784
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,087,087
10,010,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	10,085,405
7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,843,498
		TOTAL	103,344,234
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,464,400
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,204,102
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,406,529
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,588,293
4,975,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	4,957,009
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,936,632
7,075,000	[2]	AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	7,313,805
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	327,487
16,550,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	17,254,384
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,828,915
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,648,134
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,032,340
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,044,148
2,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.375%, 11/16/2045	1,796,348
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 1,000,000		Bayer Corp., Sr. Unsecd. Note, 144A, 6.650%, 2/15/2028	$ 1,048,943
2,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,428,724
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	6,089,082
4,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,275,937
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,819,400
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,380,655
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	239,734
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,510,101
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,575,908
9,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.500%, 11/15/2054	9,095,908
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	464,196
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,129,977
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,697,972
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,266,555
14,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	14,279,389
8,820,000		Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	8,864,153
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,910,139
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,840,068
9,568,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,485,711
		TOTAL	193,205,078
		Consumer Non-Cyclical - Products—0.1%
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,632,387
6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,834,811
		TOTAL	13,467,198
		Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,819,566
		Consumer Non-Cyclical - Tobacco—0.4%
6,248,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,501,585
2,220,000		BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	2,216,951
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,285,814
5,000,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	5,316,039
5,000,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	5,260,328
3,400,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,356,045
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,457,822
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,850,434
4,700,000	[2]	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,704,292
8,480,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 4/30/2035	8,563,225
5,740,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,168,854
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,340,229
		TOTAL	56,021,618
		Energy - Independent—0.2%
300,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	301,281
198,982		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	217,015
4,470,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	4,579,770
205,000		ConocoPhillips Co., Guarantee, 6.500%, 2/1/2039	233,179
4,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,456,210
6,245,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	6,026,967
3,838,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	3,948,897
7,546,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,906,267
		TOTAL	26,669,586
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Integrated—0.2%
$ 4,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	$ 3,218,862
4,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,483,912
100,000		BP PLC, Deb., 8.750%, 3/1/2032	117,582
4,430,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	4,474,997
7,209,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,013,361
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	4,536,729
100,000		Petroleos Mexicanos, 6.500%, 6/2/2041	86,769
270,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	260,853
400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	407,184
270,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	267,824
300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	242,157
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	178,641
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	480,047
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	200,212
600,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	619,901
3,275,000		Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,709,818
3,720,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,701,981
1,808,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.800%, 5/15/2038	2,018,286
610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	709,457
		TOTAL	33,728,573
		Energy - Midstream—1.0%
5,500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	5,174,451
3,932,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	3,985,942
1,050,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,053,630
5,250,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,456,269
1,210,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,157,879
3,585,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,653,851
2,827,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,844,287
3,935,000		Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,402,455
4,800,000		Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,304,959
885,000		Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	898,711
3,170,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,277,190
6,480,000		Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,846,929
2,915,000		Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,066,612
475,000		Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	474,155
10,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.550%, 2/16/2055	9,909,775
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	591,962
1,820,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,219,503
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	293,795
4,625,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,862,350
7,450,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,512,232
4,625,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,748,927
1,920,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,925,167
4,910,000		National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	5,173,679
3,945,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,608,680
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,857,913
10,125,000		ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	10,273,226
525,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	564,279
2,000,000	[2]	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,723,665
8,120,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,454,480
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 7,228,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	$ 6,495,287
4,810,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,909,763
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,530,567
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	145,647
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	201,414
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,384,599
3,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,497,285
10,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	10,460,766
5,030,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	5,074,780
	TOTAL	149,017,061
	Energy - Oil Field Services—0.1%
324,999	AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	329,918
200,000	Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 5/28/2045	151,293
400,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	430,552
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,497,397
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,724,008
900,000	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	243,900
200,000	Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	167,913
90,000	Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	95,490
95,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	98,837
200,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	203,693
	TOTAL	17,943,001
	Energy - Refining—0.0%
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	264,064
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,024,185
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,609,491
	TOTAL	5,897,740
	Financial Institution - Banking—5.1%
7,975,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	8,172,026
12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,687,884
3,980,000	American Express Co., Sub. Note, 5.915%, 4/25/2035	4,268,643
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,985,355
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,043,573
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	16,060,277
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,862,822
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	4,504,488
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	8,228,619
3,185,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,350,899
11,995,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	12,664,453
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,706,695
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,894,763
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,312,147
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,536,797
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,772,086
660,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	660,786
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,145,361
3,940,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,834,781
10,640,000	Bank of New York Mellon, Sr. Unsecd. Note, 4.729%, 4/20/2029	10,830,539
12,145,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	12,128,176
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,999,473
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	$ 3,020,999
7,060,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	6,499,309
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,985,047
1,610,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	1,643,648
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	346,768
10,280,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	10,837,561
14,565,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	15,237,574
3,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	3,740,731
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,389,960
13,030,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	13,670,430
6,533,000	Comerica, Inc., 3.800%, 7/22/2026	6,508,539
7,310,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,621,742
15,690,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	15,381,222
4,280,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,197,636
9,180,000	FNB Corp. (PA), 5.722%, 12/11/2030	9,389,712
3,000,000	Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283%, 3/18/2027	3,009,689
5,550,000	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	5,638,332
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,740,175
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,645,910
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,450,566
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,973,439
6,295,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	6,320,895
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,373,990
10,180,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,936,325
12,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,558,147
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,800,796
8,435,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,874,999
5,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,583,018
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	13,514,886
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,557,141
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	14,013,732
10,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,693,578
3,750,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,740,686
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,935,303
235,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	214,091
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.960%, 1/29/2027	3,997,535
10,275,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,575,403
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,041,701
9,980,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,443,864
6,960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	7,308,784
3,370,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,732,643
10,105,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	10,577,490
635,000	Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	635,378
15,610,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	15,756,068
7,170,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	7,314,683
11,630,000	Morgan Stanley, 4.654%, 10/18/2030	11,804,596
3,805,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,763,622
12,770,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	13,075,954
4,545,000	Morgan Stanley, Sr. Unsecd. Note, 4.892%, 10/22/2036	4,561,500
3,200,000	Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	3,203,365
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	$ 5,815,530
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,831,143
4,255,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	4,493,076
3,320,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,562,167
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,460,514
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,564,726
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,557,826
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	5,042,537
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,687,525
7,054,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,729,615
250,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	266,480
6,700,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,630,422
9,415,000	[2]	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	9,904,747
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,532,273
2,225,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,320,966
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	8,090,398
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,794,988
14,509	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	3,047
6,160,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,370,389
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,384,745
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	350,136
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,569,020
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,893,894
350,000		Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	352,469
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,298,172
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	694,650
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,329,308
5,800,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	6,136,073
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,522,860
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	501,125
1,800,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	1,924,099
6,930,000		U.S. Bancorp, 4.967%, 7/22/2033	7,003,167
3,625,000		U.S. Bancorp, 5.100%, 7/23/2030	3,740,504
2,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,081,624
7,990,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,577,517
7,835,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,942,461
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	139,994
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	2,182,782
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,518,688
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	13,128,941
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,575,253
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	9,429,793
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,566,358
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,859,259
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	15,042,479
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,725,366
435,000		Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	434,442
		TOTAL	773,053,353
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,564,987
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	$ 4,468,178
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,950,413
2,712,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,709,929
5,663,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	5,875,140
6,875,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	7,287,385
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,970,752
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,834,239
		TOTAL	33,661,023
		Financial Institution - Finance Companies—0.3%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,186,547
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,585,461
8,415,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	8,369,135
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,918,911
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,323,046
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,447,033
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,275,773
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,612,770
600,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	572,874
		TOTAL	41,291,550
		Financial Institution - Insurance - Health—0.4%
10,000,000		Centene Corp., 2.500%, 3/1/2031	8,628,125
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	14,264,540
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,823,653
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,682,623
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,952,189
9,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2054	9,022,594
		TOTAL	57,373,724
		Financial Institution - Insurance - Life—0.7%
4,795,000	[2]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,977,410
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,772,540
4,315,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	4,468,028
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,950,046
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,636,047
6,950,000		Met Tower Global Funding, 144A, 5.250%, 4/12/2029	7,207,851
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	346,969
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,932,882
6,995,000		MetLife, Inc., Note, 6.375%, 6/15/2034	7,871,110
6,085,000		Metropolitan Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,325,211
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	11,094,761
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	10,034,471
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,140,878
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,091,006
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,451,537
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	18,332,972
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,833,484
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,928,798
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,206,606
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	309,260
		TOTAL	110,911,867
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.5%
$ 1,575,000	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	$ 1,628,675
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,437,373
11,680,000	Aon North America, Inc., 5.750%, 3/1/2054	11,854,826
1,000,000	Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,119,356
30,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	25,629
5,825,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	5,136,445
4,300,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,288,640
3,265,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.900%, 8/15/2035	3,304,883
1,000,000	Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,068,698
8,695,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,623,181
7,840,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	8,163,255
9,160,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	9,347,500
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,984,194
2,245,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,498,024
3,932,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,951,726
	TOTAL	79,432,405
	Financial Institution - REIT - Apartment—0.4%
13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,051,120
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	10,184,006
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,828,700
9,740,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	10,212,669
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,588,837
2,490,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,548,709
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,997,006
	TOTAL	57,411,047
	Financial Institution - REIT - Healthcare—0.3%
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,384,198
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,899,737
8,020,000	Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	8,017,540
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,973,818
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,354,752
9,145,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	9,410,280
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,792,465
	TOTAL	43,832,790
	Financial Institution - REIT - Office—0.1%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,398,571
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,815,521
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,529,181
3,480,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,467,203
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	895,561
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,993,037
	TOTAL	19,099,074
	Financial Institution - REIT - Other—0.0%
7,210,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	7,480,499
	Financial Institution - REIT - Retail—0.3%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,238,041
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,380,740
9,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	9,288,730
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,972,783
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,567,591
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$ 7,000,000		Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	$ 7,154,443
		TOTAL	45,602,328
		Manufactured Housing—0.0%
33,334		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.875%, 12/10/2025	33,334
		Municipal Services—0.0%
1,290,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,284,691
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,858,321
		State/Provincial—0.0%
100,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.800%, 11/26/2033	100,380
		Technology—2.3%
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,344,151
6,255,000		Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	6,358,430
3,827,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,789,601
8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,900,677
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	477,836
11,960,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	12,056,617
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,486,773
5,185,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	5,361,513
8,100,000		Broadcom, Inc., Sr. Sub. Secd. Note, Series WI, 3.469%, 4/15/2034	7,475,042
5,452,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,475,888
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,996,781
7,545,000		Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	7,534,265
10,360,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,708,147
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,587,427
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	304,139
8,101,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	7,970,083
5,685,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	5,851,732
10,050,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	10,345,713
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,514,441
8,015,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	8,217,728
8,055,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	8,047,330
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,543,916
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,715,554
10,645,000	[2]	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	10,684,383
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,792,576
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	5,304,021
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,889,432
4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,565,863
2,970,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,971,485
5,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,200,221
12,485,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	12,481,522
5,070,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,749,383
8,640,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	8,621,232
4,950,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,927,422
6,415,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,501,860
5,320,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	5,550,448
7,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	7,710,798
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,896,626
2,100,000		Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	2,164,869
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	$ 6,010,266
2,875,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	2,938,559
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,366,540
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	773,349
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,470,994
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	3,971,285
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	263,329
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,374,880
10,365,000		Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	8,861,054
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,236,316
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	4,755,257
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,873,439
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,451,008
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,149,701
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	6,118,297
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,377,191
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,435,759
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	14,106,507
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	11,004,838
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,876,119
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,748,133
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	341,298
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,550,906
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	3,073,817
		TOTAL	351,204,767
		Transportation - Railroads—0.3%
9,882,000	[4]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,533,466
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,535,711
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,416,775
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	979,267
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,308,949
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,223,776
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,785,536
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,680,126
9,000,000		Union Pacific Corp., Sr. Unsecd. Note, 5.600%, 12/1/2054	9,156,978
		TOTAL	40,620,584
		Transportation - Services—0.5%
200,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 3.828%, 2/2/2032	180,427
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,715,462
7,483,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	7,862,032
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,450,784
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	2,006,164
8,100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	8,361,006
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,693,055
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,761,525
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,894,701
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,994,531
1,000,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	1,060,008
9,235,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.650%, 10/15/2030	9,483,980
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 8,781,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	$ 9,116,273
		TOTAL	75,579,948
		Utility - Electric—1.6%
12,535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,481,915
6,462,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,839,687
4,868,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,505,310
1,450,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,254,018
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,074,405
8,502,000	[2]	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	9,118,478
2,990,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,257,312
7,205,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,965,972
10,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,786,137
6,953,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,717,423
13,520,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,455,290
9,610,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,680,652
9,090,000		Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,597,603
2,175,000		Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,438,398
427,000		Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	468,031
2,450,000		Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,564,382
7,500,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,126,719
5,679,000		Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,819,281
5,621,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	6,140,906
7,554,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	6,534,532
5,742,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	5,185,945
14,800,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	14,774,489
200,000		Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	213,589
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	967,292
3,985,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,339,633
2,485,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,941,871
3,787,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,251,024
2,302,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,006,580
1,600,000		Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,657,123
7,500,000		Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,408,784
3,107,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,699,630
5,400,000		Florida Power & Light Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,755,078
5,831,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,778,551
250,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	247,686
7,759,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,774,312
5,452,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,604,605
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,499,987
5,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	4,905,126
5,000,000		NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	4,007,965
2,410,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,043,142
1,520,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,559,778
7,742,000		NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	8,064,822
7,430,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,653,657
3,040,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	3,150,403
3,040,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,907,082
14,895,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,914,380
1,450,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,570,255
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 200,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	$ 206,625
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,606,827
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,467,700
		TOTAL	249,990,392
		Utility - Natural Gas—0.1%
9,000,000		Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,775,897
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,798,528
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,225,181
		TOTAL	17,799,606
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,415,470
1,973,000		The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,304,149
		TOTAL	2,719,619
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,633,891,184)	3,587,419,789
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.7%
	[4]	Federal Home Loan Mortgage Corporation—3.8%
21,760,477		Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 5.221% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	21,884,225
7,167,748		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 5.071% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	7,185,478
16,132,031		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 5.271% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	16,147,093
38,412,447		Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 5.171% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	38,621,868
29,169,729		Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 5.271% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	29,299,088
29,912,003		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.271% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	30,052,099
26,880,995		Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 5.271% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	27,006,755
20,902,771		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.271% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	20,972,620
33,975,023		Federal Home Loan Mortgage Corp. REMIC, Series 5428, Class FB, 5.171% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	34,021,375
2,742,580		Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 5.171% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	2,748,402
46,357,164		Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.221% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	46,719,149
31,480,233		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.171% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	31,545,941
8,864,008		Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 5.071% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	8,869,020
29,779,778		Federal Home Loan Mortgage Corp. REMIC, Series 5466, Class FL, 5.021% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	29,779,730
53,104,655		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class FL, 5.171% (30-DAY AVERAGE SOFR +1.100%), 3/25/2055	53,243,928
60,619,144		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.221% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	60,631,201
19,629,866		Federal Home Loan Mortgage Corp. REMIC, Series 5519, Class FG, 5.121% (30-DAY AVERAGE SOFR +1.050%), 9/25/2054	19,599,806
63,194,368		Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.121% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	63,277,235
31,443,290		Federal Home Loan Mortgage Corp. REMIC, Series 5566, Class AF, 5.171% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	31,521,125
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[4]	Federal Home Loan Mortgage Corporation—continued
$ 8,786,704		Federal Home Loan Mortgage Corp. REMIC, Series FLT, PT, Class FH, 4.921% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	$ 8,775,274
		TOTAL	581,901,412
	[4]	Federal National Mortgage Association—1.7%
31,960,810		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 5.121% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	32,031,015
30,373,089		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 5.171% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	30,454,948
32,469,817		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 5.121% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	32,518,970
24,692,774		Federal National Mortgage Association REMIC, Series 2024-74, Class FW, 5.071% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	24,705,155
45,577,528		Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.271% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	45,733,813
72,264,951		Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.171% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	72,360,811
27,224,107		Federal National Mortgage Association REMIC, Series 2025-29, Class KF, 5.171% (30-DAY AVERAGE SOFR +1.100%), 5/25/2055	27,281,185
		TOTAL	265,085,897
	[4]	Government National Mortgage Association—0.2%
15,213,772		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 4.948% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	15,213,721
9,657,414		Government National Mortgage Association REMIC, Series 2025-23, Class FE, 5.148% (30-DAY AVERAGE SOFR +1.050%), 2/20/2055	9,660,102
		TOTAL	24,873,823
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $870,259,105)	871,861,132
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Financial Institution - Banking—0.0%
EGP 221,350,000		Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 1/13/2026	4,503,463
		Government Agency—0.0%
$ 200,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	205,871
		Sovereign—0.6%
300,000		Abu Dhabi, Government of, Sr. Unsecd. Note, REGS, 3.000%, 9/15/2051	209,716
300,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	286,476
400,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	340,657
284,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	234,584
120,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	104,400
300,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	199,125
500,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	353,925
119,318		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	82,067
400,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	297,200
100,000		Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	94,217
200,000		Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	190,357
800,000		Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.625%, 5/18/2034	766,392
35,000		Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	36,678
200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	208,189
200,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	183,134
200,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	184,088
250,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	214,175
400,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	369,000
350,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	354,883
500,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	517,050
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 200,000	Brazil, Government of, Sr. Unsecd. Note, 7.250%, 1/12/2056	$ 199,260
BRL 15,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	2,833,478
7,200	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	1,213,106
$ 700,000	Cameroon, Government of, Sr. Unsecd. Note, 9.500%, 7/31/2031	672,218
200,000	Colombia, Government of, Sr. Unsecd. Note, 3.125%, 4/15/2031	173,600
300,000	Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	223,755
200,000	Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	212,000
550,000	Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	576,125
590,000	Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	635,872
COP 2,000,000,000	Colombia, Government of, Unsecd. Note, Series B, 12.750%, 11/28/2040	530,723
$ 300,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	312,450
300,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	322,050
300,000	Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	332,250
CZK 40,000,000	Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	1,651,615
$ 250,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	252,563
150,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	159,690
200,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	213,160
DOP 15,250,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	259,394
$ 500,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	476,325
450,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	455,985
300,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	224,100
175,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	170,100
290,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	245,630
300,000	Egypt, Government of, 144A, 8.625%, 2/4/2030	325,125
800,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.052%, 1/15/2032	803,831
500,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	513,535
900,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	838,785
EGP 156,750,000	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 4/14/2026	3,002,813
$ 150,000	El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	169,755
150,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	135,108
175,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	186,655
1,200,000	Gabon, Government of, Sr. Unsecd. Note, REGS, 7.000%, 11/24/2031	894,439
500,000	Guatemala, Government of, 144A, 7.050%, 10/4/2032	547,000
700,000	Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	726,950
200,000	Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/1/2050	194,000
500,000	Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	502,750
200,000	Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	219,600
400,000	Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	390,848
HUF 350,000,000	Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,004,236
800,000,000	Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	1,805,768
$ 500,000	Indonesia, Government of, Sr. Unsecd. Note, 5.250%, 1/15/2030	518,649
300,000	Indonesia, Government of, Sr. Unsecd. Note, 5.600%, 1/15/2035	317,485
437,500	Iraq, Government of, Unsecd. Note, REGS, 5.800%, 1/15/2028	435,795
740,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	748,038
1,300,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.250%, 1/30/2037	1,361,664
200,000	Kenya, Government of, Sr. Unsecd. Note, 144A, 8.800%, 10/9/2038	193,590
1,200,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 9.750%, 2/16/2031	1,277,797
MYR 5,100,000	Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	1,242,203
6,000,000	Malaysia, Government of, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	1,516,555
MXN 9,000,000	Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 8.500%, 2/28/2030	497,102
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 550,000		Mexico, Government of, 5.375%, 3/22/2033	$ 548,296
18,594,000		Mexico, Government of, Series 10, 5.625%, 9/22/2035	18,399,135
350,000		Mexico, Government of, Sr. Unsecd. Note, 3.500%, 2/12/2034	301,753
500,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	311,960
400,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	319,328
200,000		Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/13/2030	209,210
500,000		Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	536,700
MXN 15,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	820,160
30,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	1,542,309
$ 1,600,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	1,642,367
NGN 1,000,000,000		Nigeria, Government of, Unsecd. Note, Series 196D, 0.000%, 5/5/2026	632,801
$ 500,000		Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	408,050
400,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	304,440
400,000		Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	416,240
400,000		Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	440,040
500,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	460,500
1,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	934,515
PEN 1,140,000		Peru, Government of, 144A, 7.600%, 8/12/2039	373,115
$ 750,000		Peru, Government of, Sr. Unsecd. Note, 2.783%, 1/23/2031	693,900
400,000		Peru, Government of, Sr. Unsecd. Note, 3.000%, 1/15/2034	348,600
1,000,000		Peru, Government of, Sr. Unsecd. Note, 3.600%, 1/15/2072	642,000
75,000		Peru, Government of, Sr. Unsecd. Note, 5.500%, 3/30/2036	77,003
100,000		Peru, Government of, Sr. Unsecd. Note, 6.200%, 6/30/2055	104,570
PEN 12,000,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	3,927,522
3,000,000		Peru, Government of, Sr. Unsecd. Note, REGS, 6.900%, 8/12/2037	938,934
PLN 14,000,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	3,212,667
$ 300,000		Qatar, Government of, Sr. Unsecd. Note, REGS, 4.400%, 4/16/2050	272,060
2,800,000		Republic of Senegal via Ministry of Finance and Budget, Series 7Y, 7.750%, 6/10/2031	1,815,421
RON 6,000,000		Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	1,356,304
6,000,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	1,346,721
$ 800,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.375%, 1/13/2031	838,519
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	198,823
800,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	824,864
ZAR 25,493,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	1,397,318
29,454,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	1,739,767
$ 300,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	260,150
365,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	348,758
400,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 6/15/2035	301,929
300,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	302,793
1,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	1,484,029
1,200,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,083,973
500,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	502,750
400,000		Turkey, Government of, Sr. Unsecd. Note, 6.950%, 9/16/2035	409,742
300,000		United Mexican States, Sr. Unsecd. Note, 6.625%, 1/29/2038	315,510
UYU 22,500,000		Uruguay, Government of, Sr. Unsecd. Note, 8.000%, 10/29/2035	576,045
$ 700,000	[5,6]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	192,500
400,000	[5,6]	Venezuela, Government of, Sr. Unsecd. Note, 9.000%, 5/7/2023	110,000
		TOTAL	92,165,929
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $92,850,780)	96,875,263
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Commercial Mortgage—0.6%
$ 4,500,000	Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	$ 4,520,357
8,800,000	Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,726,069
4,359,000	Bank, Class A5, 3.390%, 6/15/2060	4,301,362
8,890,000	Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,781,668
29,700,000	Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,541,096
4,075,000	BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,132,798
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,556,651
4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,051,212
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,156,136
3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,301,430
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $87,605,624)	84,068,779
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
82	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	85
14	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	14
76,779	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	80,885
8,117	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	8,459
208	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	216
88,858	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	89,579
196	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	196
1,058	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	1,048
1,694	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	1,684
1,561	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	1,623
3,354	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	3,544
	TOTAL	187,333
	Federal National Mortgage Association—0.0%
284	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	298
1,063	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,106
1,618	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,678
8,740	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	9,220
5,286	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	5,504
21	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	21
424	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	446
158	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	166
690	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	733
4,960	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	5,164
35,037	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	36,267
5,084	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	5,273
20,484	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	21,527
4,686	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	4,876
602	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	627
8,759	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	9,111
1,287	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,356
1,996	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,009
5,144	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	5,354
39,709	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	40,643
980	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,020
11,174	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	11,434
2,396	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,498
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 132,759	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	$ 133,704
3,381	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,405
4,054	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	3,868
1,990	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	1,963
7,447	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	7,500
1,811	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	1,824
5,257	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	5,382
1,040	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,048
14,577	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	14,679
1,251	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,260
9,112	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	8,949
255	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	254
13,217	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	13,003
6,288	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	5,991
798	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	793
5,942	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,605
3,856	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,565
8,552	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	8,115
8,170	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	7,719
69,463	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	71,134
170,869	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	172,079
4,383	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	4,414
107,250	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	106,845
2,512	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,530
3,020	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	2,971
11,783	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	11,218
	TOTAL	766,149
	Government National Mortgage Association—0.0%
309	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	318
369	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	381
706	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	728
977	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	988
1,026	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,057
492	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	507
110	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	114
83	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	86
2,086	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,172
1,236	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,290
1,406	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,471
9,435	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	9,687
6,285	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	6,453
2,039	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	2,096
9,858	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	10,133
11,291	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	11,613
12,173	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	12,363
4,801	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	4,876
5,372	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	5,539
10,656	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	10,839
64	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	64
133	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	134
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 6		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	$ 6
183		Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	185
15,657		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	16,139
221		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	224
10		Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	10
78		Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	79
609		Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	620
1,022		Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,064
38		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	40
463		Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	470
940		Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	956
4,873		Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	5,095
10,694		Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	11,150
8,053		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	8,082
870		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	910
146,967		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	151,304
23,882		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	24,550
32,475		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	33,479
3,979		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,118
628		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	633
4,335		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	4,480
4,891		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	4,657
1,422		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,387
		TOTAL	352,547
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,310,372)	1,306,029
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $407,630)	399,974
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,762)	20,917
	[4]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
770		Federal National Mortgage Association ARM, 6.250%, 1/1/2033	783
		Government National Mortgage Association—0.0%
413		Government National Mortgage Association ARM, 5.625%, 5/20/2028	415
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,220)	1,198
		EXCHANGE-TRADED FUND—0.3%
2,065,689		Federated Hermes Short Duration Corporate ETF (IDENTIFIED COST $50,092,958)	50,497,627
		INVESTMENT COMPANIES—34.6%
338,605		Bank Loan Core Fund	2,898,455
42,080,163		Emerging Markets Core Fund	382,087,880
204,646,411		Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[7]	204,646,411
75,336,174		High Yield Bond Core Fund	430,922,917
376,159,707		Mortgage Core Fund	3,201,119,109
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
120,450,609	Project and Trade Finance Core Fund	$ 1,076,828,442
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,097,341,439)	5,298,503,214
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $15,065,738,811)[8]	15,239,537,173
	OTHER ASSETS AND LIABILITIES - NET—0.4%[9]	56,598,111
	NET ASSETS—100%	$15,296,135,284
At November 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	36,651	$7,654,904,990	March 2026	$(1,979,417)
United States Treasury Notes 5-Year Long Futures	4,492	$493,067,188	March 2026	$549,574
United States Treasury Notes 10-Year Long Futures	1,761	$199,598,344	March 2026	$351,093
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	1,441	$167,448,703	March 2026	$(499,563)
United States Treasury Ultra Bond Short Futures	4,470	$540,590,625	March 2026	$(3,337,727)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,916,040)
At November 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/12/2025	The Bank of New York Mellon	160,000	EUR	$185,577	$181
12/12/2025	The Bank of New York Mellon	13,960,000	EUR	$16,191,618	$15,772
12/17/2025	Goldman Sachs Bank USA	409,844,095	CLP	$427,997	$13,710
12/17/2025	UBS AG	488,015,843	CLP	$515,533	$10,423
12/17/2025	Morgan Stanley & Co.	286,518,633	CLP	$311,024	$(2,230)
12/17/2025	Morgan Stanley & Co.	97,110,616	CLP	$104,110	$551
12/17/2025	Morgan Stanley & Co.	15,300,000	CNH	$2,160,866	$5,740
12/17/2025	Morgan Stanley & Co.	4,008,637,591	COP	$1,024,703	$40,782
12/17/2025	Morgan Stanley & Co.	776,165,137	COP	$207,764	$(1,461)
12/17/2025	State Street Bank & Trust Co.	293,300	EUR	$339,829	$783
12/17/2025	Barclays Bank PLC	38,200,000	MXN	$2,045,800	$38,318
12/17/2025	BNP Paribas	11,520,625	PEN	$3,413,081	$11,703
12/17/2025	Morgan Stanley & Co.	50,000,000	ZAR	$2,902,191	$16,593
12/29/2025	CitiBank N.A.	400,000,000	EGP	$7,532,176	$765,301
2/3/2026	JPMorgan Chase Bank N.A.	9,400,000	BRL	$1,749,534	$(13,691)
2/4/2026	State Street Bank & Trust Co.	108,888	EUR	$126,711	$64
2/4/2026	State Street Bank & Trust Co.	46,060,059	EUR	$53,599,202	$26,971
2/18/2026	Standard Chartered Bank	417,000,000	EGP	$8,536,336	$(49,390)
2/19/2026	BNP Paribas	6,889,734,000	CLP	$7,466,118	$(38,703)
2/19/2026	BNP Paribas	92,300,000	CLP	$100,022	$(518)
3/18/2026	Morgan Stanley & Co.	146,051,202	CLP	$155,465	$1,977
3/18/2026	Credit Agricole	9,150,000	CNY	$1,301,049	$(573)
Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
12/12/2025	Barclays Bank PLC	13,960,000	EUR	$16,179,570	$(27,820)
12/12/2025	Barclays Bank PLC	160,000	EUR	$185,439	$(319)
12/17/2025	Goldman Sachs Bank USA	409,844,095	CLP	$430,551	$(11,156)
12/17/2025	Morgan Stanley & Co.	383,629,249	CLP	$410,347	$(3,108)
12/17/2025	Morgan Stanley & Co.	488,015,843	CLP	$519,813	$(6,144)
12/17/2025	Barclays Bank PLC	15,300,000	CNH	$2,159,629	$(6,977)
12/17/2025	UBS AG	4,203,287,670	COP	$1,062,195	$(55,027)
12/17/2025	State Street Bank & Trust Co.	2,854,284,246	COP	$720,313	$(38,348)
12/17/2025	The Bank of New York Mellon	293,300	EUR	$348,967	$8,354
12/17/2025	Bank of America N.A.	9,100,000	MXN	$490,009	$(6,469)
12/17/2025	Bank of America N.A.	19,100,000	MXN	$1,034,471	$(7,588)
12/17/2025	Goldman Sachs Bank USA	14,815,000	PEN	$4,250,501	$(153,616)
12/17/2025	State Street Bank & Trust Co.	50,000,000	ZAR	$2,856,277	$(62,508)
2/3/2026	UBS AG	9,400,000	BRL	$1,707,454	$(28,389)
2/3/2026	JPMorgan Chase Bank N.A.	2,809,024	BRL	$517,671	$(1,055)
2/19/2026	BNP Paribas	92,300,000	CLP	$98,535	$(968)
2/19/2026	BNP Paribas	6,889,734,000	CLP	$7,355,169	$(72,246)
3/18/2026	Morgan Stanley & Co.	146,051,202	CLP	$156,006	$(1,436)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$367,483
At November 30, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2025[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank PLC	CDX Index EM Series 44	Buy	1.000%	12/20/2030	1.35%	$100,000,000	$1,599,990	$2,030,660	$(430,670)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2025	Shares Held as of 11/30/2025**	Dividend Income
Bank Loan Core Fund	$2,743,460	$206,364	$—	$(51,369)	$—	$2,898,455	338,605	$206,263
Emerging Markets Core Fund	$479,066,394	$83,786,398	$(189,890,000)	$(3,945,280)	$13,070,368	$382,087,880	42,080,163	$34,294,132
Federated Hermes Govern- ment Obligations Fund, Premier Shares*	$247,930,264	$6,472,328,095	$(6,515,611,948)	$—	$—	$204,646,411	204,646,411	$8,593,268
Federated Hermes Short Duration Corporate ETF	$—	$50,092,957	$—	$404,670	$—	$50,497,627	2,065,689	$812,022
High Yield Bond Core Fund	$404,647,741	$62,930,000	$(41,775,001)	$5,214,430	$(94,253)	$430,922,917	75,336,174	$27,019,483
Mortgage Core Fund	$4,153,108,289	$48,000,000	$(1,047,200,000)	$152,320,826	$(105,110,006)	$3,201,119,109	376,159,707	$172,000,172
Project and Trade Finance Core Fund	$856,583,062	$249,989,941	$(33,000,000)	$6,851,463	$(3,596,024)	$1,076,828,442	120,450,609	$69,902,668
TOTAL OF AFFILIATED TRANSACTIONS	$6,144,079,210	$6,967,333,755	$(7,827,476,949)	$160,794,740	$(95,729,915)	$5,349,000,841	821,077,358	$312,828,008
Annual Financial Statements and Additional Information

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**
At November 30, 2025, the Fund owned a majority of the outstanding shares of beneficial interest of each of Federated Hermes Short Duration Corporate ETF,
Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

5	Issuer in default.
6	Non-income-producing security.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $15,191,260,295.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$5,248,583,251	$—	$5,248,583,251
Corporate Bonds	—	3,587,416,742	3,047	3,587,419,789
Collateralized Mortgage Obligations	—	871,861,132	—	871,861,132
Foreign Governments/Agencies	—	96,875,263	—	96,875,263
Commercial Mortgage-Backed Securities	—	84,068,779	—	84,068,779
Mortgage-Backed Securities	—	1,306,029	—	1,306,029
Municipal Bond	—	399,974	—	399,974
Asset-Backed Security	—	20,917	—	20,917
Adjustable Rate Mortgages	—	1,198	—	1,198
Exchange-Traded Fund	50,497,627	—	—	50,497,627
Investment Companies	4,221,674,772	—	—	4,221,674,772
Other Investments[1]	—	—	—	1,076,828,442
TOTAL SECURITIES	$4,272,172,399	$9,890,533,285	$3,047	$15,239,537,173
Other Financial Instruments:
Assets
Futures Contracts	$900,667	$—	$—	$900,667
Foreign Exchange Contracts	—	957,223	—	957,223
Swap Contracts	—	1,599,990	—	1,599,990
Liabilities
Futures Contracts	(5,816,707)	—	—	(5,816,707)
Foreign Exchange Contracts	—	(589,740)	—	(589,740)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,916,040)	$1,967,473	$—	$(2,948,567)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $1,076,828,442 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE, is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BRL	—Brazilian Real
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
MTN	—Medium Term Note
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RON	—Romanian Leu
SOFR	—Secured Overnight Financing Rate
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.53	$9.28	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.36	0.32	0.25	0.26
Net realized and unrealized gain (loss)	0.11	0.25	(0.29)	(1.61)	(0.23)
Total From Investment Operations	0.49	0.61	0.03	(1.36)	0.03
Less Distributions:
Distributions from net investment income	(0.38)	(0.36)	(0.32)	(0.24)	(0.26)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)
Total Distributions	(0.38)	(0.36)	(0.32)	(0.35)	(0.48)
Net Asset Value, End of Period	$9.64	$9.53	$9.28	$9.57	$11.28
Total Return[2]	5.26%	6.64%	0.32%	(12.26)%	0.32%
Ratios to Average Net Assets:
Net expenses[3]	0.93%	0.93%	0.92%	0.92%	0.92%
Net investment income	4.02%	3.80%	3.37%	2.40%	2.30%
Expense waiver/reimbursement[4]	0.04%	0.03%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,431	$196,166	$189,451	$159,323	$195,599
Portfolio turnover[5]	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.53	$9.27	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.31	0.27	0.19	0.21
Net realized and unrealized gain (loss)	0.11	0.26	(0.30)	(1.60)	(0.23)
Total From Investment Operations	0.44	0.57	(0.03)	(1.41)	(0.02)
Less Distributions:
Distributions from net investment income	(0.33)	(0.31)	(0.27)	(0.19)	(0.21)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)
Total Distributions	(0.33)	(0.31)	(0.27)	(0.30)	(0.43)
Net Asset Value, End of Period	$9.64	$9.53	$9.27	$9.57	$11.28
Total Return[2]	4.73%	6.22%	(0.29)%	(12.70)%	(0.17)%
Ratios to Average Net Assets:
Net expenses[3]	1.43%	1.43%	1.42%	1.42%	1.42%
Net investment income	3.52%	3.30%	2.87%	1.90%	1.80%
Expense waiver/reimbursement[4]	0.02%	0.02%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,527	$47,443	$36,647	$28,179	$41,098
Portfolio turnover[5]	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.53	$9.27	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.34	0.30	0.23	0.24
Net realized and unrealized gain (loss)	0.11	0.26	(0.30)	(1.61)	(0.23)
Total From Investment Operations	0.47	0.60	—	(1.38)	0.01
Less Distributions:
Distributions from net investment income	(0.36)	(0.34)	(0.30)	(0.22)	(0.24)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)
Total Distributions	(0.36)	(0.34)	(0.30)	(0.33)	(0.46)
Net Asset Value, End of Period	$9.64	$9.53	$9.27	$9.57	$11.28
Total Return[2]	5.06%	6.56%	0.04%	(12.42)%	0.14%
Ratios to Average Net Assets:
Net expenses[3]	1.11%	1.11%	1.10%	1.11%	1.11%
Net investment income	3.83%	3.62%	3.18%	2.21%	2.11%
Expense waiver/reimbursement[4]	0.02%	0.02%	0.04%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,875	$25,269	$25,749	$27,461	$36,596
Portfolio turnover[5]	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.53	$9.28	$9.57	$11.29	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.43	0.41	0.37	0.30	0.32
Net realized and unrealized gain (loss)	0.11	0.25	(0.29)	(1.61)	(0.21)
Total From Investment Operations	0.54	0.66	0.08	(1.31)	0.11
Less Distributions:
Distributions from net investment income	(0.43)	(0.41)	(0.37)	(0.30)	(0.33)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)
Total Distributions	(0.43)	(0.41)	(0.37)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.64	$9.53	$9.28	$9.57	$11.29
Total Return[2]	5.83%	7.23%	0.87%	(11.86)%	0.97%
Ratios to Average Net Assets:
Net expenses[3]	0.38%	0.38%	0.37%	0.37%	0.37%
Net investment income	4.57%	4.35%	3.92%	2.96%	2.85%
Expense waiver/reimbursement[4]	0.06%	0.06%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,544,971	$11,471,017	$9,664,425	$7,573,873	$8,145,281
Portfolio turnover[5]	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.53	$9.28	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.40	0.38	0.34	0.27	0.29
Net realized and unrealized gain (loss)	0.11	0.25	(0.29)	(1.60)	(0.23)
Total From Investment Operations	0.51	0.63	0.05	(1.33)	0.06
Less Distributions:
Distributions from net investment income	(0.40)	(0.38)	(0.34)	(0.27)	(0.29)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)
Total Distributions	(0.40)	(0.38)	(0.34)	(0.38)	(0.51)
Net Asset Value, End of Period	$9.64	$9.53	$9.28	$9.57	$11.28
Total Return[2]	5.52%	6.91%	0.57%	(12.04)%	0.57%
Ratios to Average Net Assets:
Net expenses[3]	0.68%	0.68%	0.67%	0.67%	0.67%
Net investment income	4.27%	4.05%	3.61%	2.64%	2.54%
Expense waiver/reimbursement[4]	0.26%	0.26%	0.27%	0.26%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$107,136	$159,461	$176,461	$187,000	$270,435
Portfolio turnover[5]	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.53	$9.27	$9.56	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.43	0.41	0.37	0.30	0.32
Net realized and unrealized gain (loss)	0.10	0.26	(0.29)	(1.61)	(0.22)
Total From Investment Operations	0.53	0.67	0.08	(1.31)	0.10
Less Distributions:
Distributions from net investment income	(0.43)	(0.41)	(0.37)	(0.30)	(0.33)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)
Total Distributions	(0.43)	(0.41)	(0.37)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.63	$9.53	$9.27	$9.56	$11.28
Total Return[2]	5.73%	7.35%	0.88%	(11.86)%	0.89%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.36%	0.36%	0.36%
Net investment income	4.58%	4.36%	3.93%	2.97%	2.85%
Expense waiver/reimbursement[4]	0.02%	0.02%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,367,194	$3,516,247	$2,924,352	$2,286,594	$2,512,951
Portfolio turnover[5]	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investment in securities, at value including $16,871,125 of securities loaned and $5,349,000,841 of investments in affiliated holdings* (identified cost $15,065,738,811, including $5,147,434,397 of identified cost in affiliated holdings)	$15,239,537,173
Cash	160,840
Cash denominated in foreign currencies (identified cost $272,907)	271,611
Income receivable	102,128,391
Income receivable from affiliated holdings	419,702
Swaps, at value (premium paid $2,030,660)	1,599,990
Receivable for investments sold	6,113,887
Receivable for shares sold	7,533,598
Unrealized appreciation on foreign exchange contracts	957,223
Total Assets	15,358,722,415
Liabilities:
Payable for investments purchased	9,452,800
Payable for shares redeemed	21,283,121
Unrealized depreciation on foreign exchange contracts	589,740
Payable for variation margin on futures contracts	686,759
Payable for collateral due to broker for securities lending (Note 2)	19,636,315
Payable for periodic payments to swap contracts	194,444
Income distribution payable	8,941,999
Payable for investment adviser fee (Note 5)	335,326
Payable for administrative fee (Note 5)	96,980
Payable for distribution services fee (Note 5)	85,399
Payable for other service fees (Notes 2 and 5)	73,143
Accrued expenses (Note 5)	1,211,105
Total Liabilities	62,587,131
Net assets for 1,587,203,217 shares outstanding	$15,296,135,284
Net Assets Consist of:
Paid-in capital	$16,511,452,284
Total distributable earnings (loss)	(1,215,317,000)
Net Assets	$15,296,135,284
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($203,431,451 ÷ 21,108,017 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.64
Offering price per share (100/95.50 of $9.64)	$10.09
Redemption proceeds per share	$9.64
Class C Shares:
Net asset value per share ($47,527,440 ÷ 4,932,026 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.64
Offering price per share	$9.64
Redemption proceeds per share (99.00/100 of $9.64)	$9.54
Class R Shares:
Net asset value per share ($25,874,823 ÷ 2,685,207 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.64
Offering price per share	$9.64
Redemption proceeds per share	$9.64
Institutional Shares:
Net asset value per share ($11,544,971,073 ÷ 1,197,836,204 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.64
Offering price per share	$9.64
Redemption proceeds per share	$9.64
Service Shares:
Net asset value per share ($107,136,045 ÷ 11,117,534 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.64
Offering price per share	$9.64
Redemption proceeds per share	$9.64
Class R6 Shares:
Net asset value per share ($3,367,194,452 ÷ 349,524,229 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.63
Offering price per share	$9.63
Redemption proceeds per share	$9.63

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2025

Investment Income:
Interest	$429,103,461
Dividends (including $310,010,526 received from affiliated holdings* and net of foreign taxes withheld of $330,850)	309,679,676
Net income on securities loaned (includes $2,817,482 earned from affiliated holdings related to cash collateral balances*) (Note 2)	356,574
TOTAL INCOME	739,139,711
Expenses:
Investment adviser fee (Note 5)	43,378,965
Administrative fee (Note 5)	11,593,578
Custodian fees	538,521
Transfer agent fees (Note 2)	7,420,635
Directors’/Trustees’ fees (Note 5)	80,922
Auditing fees	40,645
Legal fees	13,710
Portfolio accounting fees	322,719
Distribution services fee (Note 5)	1,299,623
Other service fees (Notes 2 and 5)	937,930
Share registration costs	505,015
Printing and postage	397,099
Miscellaneous (Note 5)	110,476
TOTAL EXPENSES	66,639,838
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,461,015)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(4,996,159)
TOTAL WAIVERS AND REIMBURSEMENTS	(8,457,174)
Net expenses	58,182,664
Net investment income	680,957,047
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including foreign taxes withheld of $(1,530) and (including net realized loss of $(95,729,915) on sales of investments in affiliated holdings*)	(145,275,772)
Net realized gain on foreign currency transactions	1,218,463
Net realized gain on foreign exchange contracts	2,678,934
Net realized loss on futures contracts	(7,798,046)
Net realized gain on written options	426,087
Net realized loss on swap contracts	(1,228,675)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $160,794,740 on investments in affiliated holdings*)	296,851,805
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	85,144
Net change in unrealized appreciation of foreign exchange contracts	332,729
Net change in unrealized depreciation of futures contracts	4,045,206
Net change in unrealized depreciation of swap contracts	(430,670)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	150,905,205
Change in net assets resulting from operations	$831,862,252

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$680,957,047	$616,705,654
Net realized gain (loss)	(149,979,009)	(123,572,502)
Net change in unrealized appreciation/depreciation	300,884,214	489,346,015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	831,862,252	982,479,167
Distributions to Shareholders:
Class A Shares	(7,777,930)	(7,256,650)
Class C Shares	(1,639,950)	(1,400,065)
Class R Shares	(946,883)	(910,407)
Institutional Shares	(507,779,047)	(453,111,754)
Service Shares	(5,698,642)	(6,919,711)
Class R6 Shares	(153,394,777)	(144,151,135)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(677,237,229)	(613,749,722)
Share Transactions:
Proceeds from sale of shares	4,289,999,256	5,875,963,294
Net asset value of shares issued to shareholders in payment of distributions declared	564,310,030	508,974,781
Cost of shares redeemed	(5,128,403,448)	(4,355,149,058)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(274,094,162)	2,029,789,017
Change in net assets	(119,469,139)	2,398,518,462
Net Assets:
Beginning of period	15,415,604,423	13,017,085,961
End of period	$15,296,135,284	$15,415,604,423
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2025
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
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Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $8,457,174 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended November 30, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$160,330	$(24,973)
Class C Shares	32,521	—
Class R Shares	63,237	(148)
Institutional Shares	6,782,160	(4,652,505)
Service Shares	77,416	(50,134)
Class R6 Shares	304,971	—
TOTAL	$7,420,635	$(4,727,760)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$486,564
Class C Shares	117,456
Service Shares	333,910
TOTAL	$937,930
Federal Taxes
It is the Fund’s policy to continue to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage security, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of payment or loss that may
Annual Financial Statements and Additional Information

occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy and sell contracts held by the Fund throughout the period was $488,461,538 and $42,307,692, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,851,862,517 and $844,260,543, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,446,014 and $1,766,659, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Financial Statements and Additional Information

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$16,871,125	$19,636,315
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2025, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $25,947 and $42,409, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written call options held by the Fund throughout the period was $161,779. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$4,916,040*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	957,223	Unrealized depreciation on foreign exchange contracts	589,740
Credit contracts	Swaps, at value	1,599,990		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,557,213		$5,505,780

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(7,798,046)	$—	$—	$—	$(7,798,046)
Foreign exchange contracts	—	—	2,678,934	(1,983,775)	426,087	1,121,246
Credit contracts	(1,228,675)	—	—	—	—	(1,228,675)
TOTAL	$(1,228,675)	$(7,798,046)	$2,678,934	$(1,983,775)	$426,087	$(7,905,475)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$—	$4,045,206	$—	$4,045,206
Foreign exchange contracts	—	—	332,729	332,729
Credit contracts	(430,670)	—	—	(430,670)
TOTAL	$(430,670)	$4,045,206	$332,729	$3,947,265
Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$957,223	$(113,149)	$—	$844,074
Swap Contracts	1,599,990	—	—	1,599,990
TOTAL	$2,557,213	$(113,149)	$—	$2,444,064

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$589,740	$(113,149)	$—	$476,591
The Fund has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNAs. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at November 30, 2025, the Fund could be required to pay this amount in cash to its counterparties. The Fund did not pledge any collateral against this net liability position as of November 30, 2025.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,360,528	$79,204,325	7,702,451	$73,121,065
Shares issued to shareholders in payment of distributions declared	779,603	7,397,025	719,090	6,803,962
Shares redeemed	(8,612,167)	(81,500,920)	(8,266,555)	(78,123,450)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	527,964	$5,100,430	154,986	$1,801,577
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,015,602	$9,609,315	1,811,762	$17,208,844
Shares issued to shareholders in payment of distributions declared	169,963	1,612,213	144,978	1,371,690
Shares redeemed	(1,231,483)	(11,660,660)	(930,271)	(8,790,490)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(45,918)	$(439,132)	1,026,469	$9,790,044
Annual Financial Statements and Additional Information

	Year Ended 11/30/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	753,216	$7,116,944	598,804	$5,662,585
Shares issued to shareholders in payment of distributions declared	99,471	943,485	95,665	905,043
Shares redeemed	(819,010)	(7,726,896)	(819,442)	(7,744,469)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	33,677	$333,533	(124,973)	$(1,176,841)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	352,464,766	$3,337,707,771	485,278,998	$4,603,649,829
Shares issued to shareholders in payment of distributions declared	47,972,447	455,125,729	42,805,652	405,116,286
Shares redeemed	(405,961,974)	(3,835,133,136)	(366,592,024)	(3,473,491,459)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,524,761)	$(42,299,636)	161,492,626	$1,535,274,656
	Year Ended 11/30/2025		Year Ended 11/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,911,519	$18,071,684	3,598,428	$33,998,388
Shares issued to shareholders in payment of distributions declared	585,821	5,552,162	711,910	6,734,202
Shares redeemed	(8,109,651)	(76,916,015)	(6,605,056)	(62,343,365)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(5,612,311)	$(53,292,169)	(2,294,718)	$(21,610,775)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	88,715,864	$838,289,217	120,967,089	$1,142,322,583
Shares issued to shareholders in payment of distributions declared	9,880,805	93,679,416	9,306,285	88,043,598
Shares redeemed	(118,109,496)	(1,115,465,821)	(76,641,134)	(724,655,825)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(19,512,827)	$(183,497,188)	53,632,240	$505,710,356
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(30,134,176)	$(274,094,162)	213,886,630	$2,029,789,017
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$677,237,229	$613,749,722
As of November 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,733,524
Net unrealized appreciation	$48,796,822
Capital loss carryforwards	$(1,265,694,778)
Other temporary differences	$(152,568)
TOTAL	$(1,215,317,000)
At November 30, 2025, the cost of investments for federal tax purposes was $15,191,260,295. The net unrealized appreciation of investments for federal tax purposes was $48,796,822. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $215,860,906 and unrealized depreciation from investments for those securities having an excess of cost over value of $167,064,084. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales, straddle loss deferrals, mark-to-market on futures contracts, swaps and foreign exchange contracts, discount amortization/premium amortization on debt securities and partnership adjustments.
Annual Financial Statements and Additional Information

As of November 30, 2025, the Fund had a capital loss carryforward of $1,265,694,778 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$506,776,593	$758,918,185	$1,265,694,778
The Fund used capital loss carryforwards of $7,587,597 to offset capital gains realized during the year ended November 30, 2025.
At November 30, 2025, for federal income tax purposes, the Fund had $2,442,072 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2025, the Adviser voluntarily waived $3,261,509 of its fee and voluntarily reimbursed $4,727,760 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2025, the Adviser reimbursed $199,506.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$487,345	$—
Class C Shares	352,366	—
Class R Shares	124,413	—
Service Shares	335,499	(268,399)
TOTAL	$1,299,623	$(268,399)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2025, FSC retained $640,499 of fees paid by the Fund.
Annual Financial Statements and Additional Information

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2025, FSC retained $11,020 in sales charges from the sale of Class A Shares. FSC also retained $8,654 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended November 30, 2025, FSSC received $6,238 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.49%, 1.12%, 0.38%, 0.68% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.92%, 1.48%, 1.11%, 0.37%, 0.67% and 0.36%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2025, were as follows:
Purchases	$1,330,997,665
Sales	$2,151,894,911
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2025, the Fund had no outstanding loans. During the year ended November 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the year ended November 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes
Annual Financial Statements and Additional Information

in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED HERMES TOTAL RETURN BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Total Return Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Total Return Series, Inc.) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Annual Financial Statements and Additional Information

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28142 (1/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 23, 2026